UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5962

Name of Registrant:	VANGUARD VARIABLE INSURANCE FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1:	Schedule of Investments

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
Schedule of Investments
March 31, 2005

	Shares	Market Value ($000)

COMMON STOCKS (99.7%)

Auto & Transportation (1.9%)
CSX Corp.	56,962	$2,373
Genuine Parts Co.	46,274	2,013
Expeditors International of Washington, Inc.	28,260	1,513
C.H. Robinson Worldwide, Inc.	20,341	1,048
Lear Corp.	17,860	792
Gentex Corp.	19,480	621
Delphi Corp.	133,245	597
Dana Corp.	39,559	506
* JetBlue Airways Corp.	19,084	363
* TRW Automotive Holdings Corp.	7,200	140

	9,966

Consumer Discretionary (18.0%)
J.C. Penney Co., Inc. (Holding Co.)	75,791	3,935
Starwood Hotels & Resorts Worldwide, Inc.	54,944	3,298
* Coach, Inc.	50,072	2,836
Hilton Hotels Corp.	97,199	2,172
* VeriSign, Inc.	67,517	1,938
Harrah's Entertainment, Inc.	29,713	1,919
* Office Depot, Inc.	82,783	1,836
* Sirius Satellite Radio, Inc.	317,877	1,786
* Fisher Scientific International Inc.	31,098	1,770
* Liberty Media International Inc. Class A	40,156	1,756
R.R. Donnelley & Sons Co.	53,808	1,701
Black & Decker Corp.	21,461	1,695
Dollar General Corp.	73,846	1,618
Nordstrom, Inc.	27,873	1,544
Harman International Industries, Inc.	16,934	1,498
* Caesars Entertainment, Inc.	74,714	1,479
* Toys R Us, Inc.	57,085	1,471
* XM Satellite Radio Holdings, Inc.	46,115	1,453
VF Corp.	23,564	1,394
Leggett & Platt, Inc.	48,023	1,387
Knight Ridder	20,471	1,377
* Interpublic Group of Cos., Inc.	112,036	1,376
Republic Services, Inc. Class A	39,974	1,338
Tiffany & Co.	38,583	1,332
New York Times Co. Class A	36,258	1,326
Abercrombie & Fitch Co.	23,121	1,323
* MGM Mirage, Inc.	18,570	1,315
Michaels Stores, Inc.	35,742	1,297
* Chico's FAS, Inc.	44,962	1,271
Mandalay Resort Group	17,947	1,265
Darden Restaurants Inc.	39,607	1,215
Family Dollar Stores, Inc.	39,979	1,214
Foot Locker, Inc.	41,255	1,209
Whirlpool Corp.	17,629	1,194
* Mohawk Industries, Inc.	14,123	1,191
Robert Half International, Inc.	43,638	1,177
Liz Claiborne, Inc.	28,799	1,156
Ross Stores, Inc.	39,085	1,139
Wendy's International, Inc.	28,776	1,123
PETsMART, Inc.	38,620	1,110
Jones Apparel Group, Inc.	32,391	1,085
ServiceMaster Co.	77,118	1,041
Manpower Inc.	23,860	1,038
CDW Corp.	17,670	1,002
* Advance Auto Parts, Inc.	19,540	986
The Stanley Works	21,741	984
RadioShack Corp.	39,851	976
* Williams-Sonoma, Inc.	26,361	969
Fastenal Co.	17,081	945
* ChoicePoint Inc.	23,507	943
* Career Education Corp.	27,179	931
* AutoNation, Inc.	49,031	929
Alberto-Culver Co. Class B	19,268	922
* Lamar Advertising Co. Class A	22,499	907
* Wynn Resorts Ltd.	12,979	879
* CarMax, Inc.	27,601	869
Hasbro, Inc.	42,113	861
International Flavors & Fragrances, Inc.	21,229	839
* Brinker International, Inc.	22,861	828
* Dollar Tree Stores, Inc.	28,365	815
Circuit City Stores, Inc.	49,115	788
Sabre Holdings Corp.	35,813	784
Aramark Corp. Class B	29,650	779
Outback Steakhouse	16,718	766
GTECH Holdings Corp.	30,630	721
* Iron Mountain, Inc.	23,921	690
* Pixar, Inc.	6,900	673
Belo Corp. Class A	26,184	632
* Convergys Corp.	37,362	558
Reebok International Ltd.	12,353	547
Polo Ralph Lauren Corp.	13,981	542
* Telewest Global, Inc.	29,112	518
Meredith Corp.	10,249	479
* Weight Watchers International, Inc.	11,100	477
* Allied Waste Industries, Inc.	61,193	447
* Rent-A-Center, Inc.	16,000	437
* Entercom Communications Corp.	12,262	436
Dex Media, Inc.	19,971	412
International Speedway Corp.	7,588	412
* Westwood One, Inc.	20,202	411
The McClatchy Co. Class A	5,399	400
* DreamWorks Animation SKG, Inc.	8,417	343
* Hewitt Associates, Inc.	9,900	263
Regal Entertainment Group Class A	9,802	206
* Columbia Sportswear Co.	3,700	197
Metro-Goldwyn-Mayer Inc.	15,773	189
* Citadel Broadcasting Corp.	13,600	187
* Cox Radio, Inc.	10,357	174
Hearst-Argyle Television Inc.	6,750	172

	95,823

Consumer Staples (3.0%)
UST, Inc.	43,837	2,266
Whole Foods Market, Inc.	16,500	1,685
Molson Coors Brewing Co. Class B	18,029	1,391
* Dean Foods Co.	39,487	1,354
* Constellation Brands, Inc. Class A	25,491	1,348
The Pepsi Bottling Group, Inc.	43,105	1,201
SuperValu Inc.	35,601	1,187
McCormick & Co., Inc.	32,335	1,113
Tyson Foods, Inc.	59,948	1,000
J.M. Smucker Co.	14,729	741
* Smithfield Foods, Inc.	23,442	740
Hormel Foods Corp.	20,214	629
Carolina Group	18,040	597
Brown-Forman Corp. Class B	10,312	565
PepsiAmericas, Inc.	18,291	415

	16,232

Financial Services (20.2%)
CIGNA Corp.	35,647	3,183
Sovereign Bancorp, Inc.	98,835	2,190
Legg Mason Inc.	27,167	2,123
CIT Group Inc.	55,681	2,116
Vornado Realty Trust REIT	30,405	2,106
General Growth Properties Inc. REIT	59,063	2,014
Synovus Financial Corp.	65,618	1,828
T. Rowe Price Group Inc.	30,612	1,818
ProLogis REIT	48,768	1,809
Archstone-Smith Trust REIT	52,330	1,785
Jefferson-Pilot Corp.	36,215	1,776
The Chicago Mercantile Exchange	9,037	1,753
Plum Creek Timber Co. Inc. REIT	48,676	1,738
Boston Properties, Inc. REIT	27,561	1,660
Cincinnati Financial Corp.	37,862	1,651
SAFECO Corp.	33,622	1,638
Popular, Inc.	67,132	1,633
MGIC Investment Corp.	25,672	1,583
Zions Bancorp	22,570	1,558
Torchmark Corp.	28,637	1,495
Compass Bancshares Inc.	32,612	1,481
Host Marriott Corp. REIT	87,760	1,453
Fidelity National Financial, Inc.	42,363	1,395
Huntington Bancshares Inc.	58,154	1,390
Kimco Realty Corp. REIT	25,255	1,361
* Providian Financial Corp.	77,727	1,334
White Mountains Insurance Group Inc.	2,153	1,310
Commerce Bancorp, Inc.	39,962	1,298
Avalonbay Communities, Inc. REIT	19,135	1,280
UnumProvident Corp.	74,700	1,271
Public Storage, Inc. REIT	22,277	1,268
Everest Re Group, Ltd.	14,896	1,268
First Horizon National Corp.	31,022	1,265
Hibernia Corp. Class A	39,023	1,249
Radian Group, Inc.	24,418	1,166
New York Community Bancorp, Inc.	63,309	1,150
* The Dun & Bradstreet Corp.	18,501	1,137
Duke Realty Corp. REIT	37,865	1,130
* E*TRADE Financial Corp.	93,678	1,124
Equifax, Inc.	35,868	1,101
Developers Diversified Realty Corp. REIT	27,194	1,081
Old Republic International Corp.	45,818	1,067
Mercantile Bankshares Corp.	20,958	1,066
Assurant, Inc.	31,542	1,063
iStar Financial Inc. REIT	25,170	1,037
Associated Banc-Corp.	32,594	1,018
W.R. Berkley Corp.	20,037	994
The PMI Group Inc.	25,203	958
Apartment Investment & Management Co. Class A REIT	25,127	935
Allied Capital Corp.	35,170	918
A.G. Edwards & Sons, Inc.	20,413	915
PartnerRe Ltd.	14,050	908
TCF Financial Corp.	33,090	898
Liberty Property Trust REIT	22,770	889
Janus Capital Group Inc.	62,672	874
Investors Financial Services Corp.	17,660	864
Regency Centers Corp. REIT	17,750	845
The Macerich Co. REIT	15,800	842
* CheckFree Corp.	20,400	832
AMB Property Corp. REIT	21,929	829
Health Care Properties Investors REIT	35,230	827
* DST Systems, Inc.	17,708	818
* Markel Corp.	2,359	814
RenaissanceRe Holdings Ltd.	16,979	793
City National Corp.	11,135	777
Weingarten Realty Investors REIT	22,360	772
Commerce Bancshares, Inc.	15,759	760
Independence Community Bank Corp.	19,094	745
SEI Corp.	20,323	735
Fulton Financial Corp.	33,499	730
Brown & Brown, Inc.	15,565	717
Eaton Vance Corp.	30,190	708
Arthur J. Gallagher & Co.	24,451	704
Protective Life Corp.	17,528	689
Hospitality Properties Trust REIT	16,916	683
New Plan Excel Realty Trust REIT	27,161	682
Leucadia National Corp.	19,692	676
Astoria Financial Corp.	26,552	672
* TD Banknorth, Inc.	21,264	664
Valley National Bancorp	24,822	640
Bank of Hawaii Corp.	14,076	637
Fair, Isaac, Inc.	18,435	635
Hudson City Bancorp, Inc.	17,283	632
Axis Capital Holdings Ltd.	22,700	614
Federated Investors, Inc.	21,447	607
* Ameritrade Holding Corp.	58,980	602
Unitrin, Inc.	12,797	581
Wilmington Trust Corp.	16,071	564
Friedman, Billings, Ramsey Group, Inc. REIT	34,100	541
Nationwide Financial Services, Inc.	15,048	540
Doral Financial Corp.	24,250	531
Deluxe Corp.	13,252	528
Montpelier Re Holdings Ltd.	13,900	489
Dow Jones & Co., Inc.	12,942	484
* WellChoice Inc.	8,875	473
Transatlantic Holdings, Inc.	7,040	466
Mercury General Corp.	7,305	404
* CapitalSource Inc.	17,270	397
Erie Indemnity Co. Class A	7,459	389
BlackRock, Inc.	5,058	379
Total System Services, Inc.	10,556	264
Student Loan Corp.	1,078	225
* BOK Financial Corp.	5,401	220
Capitol Federal Financial	5,945	206
Nuveen Investments, Inc. Class A	4,373	150

	107,885

Health Care (9.1%)
* Medco Health Solutions, Inc.	72,310	3,584
Quest Diagnostics, Inc.	22,187	2,333
C.R. Bard, Inc.	27,752	1,889
* Coventry Health Care Inc.	25,972	1,770
* Laboratory Corp. of America Holdings	36,685	1,768
AmerisourceBergen Corp.	29,821	1,708
Health Management Associates Class A	64,530	1,689
* Sepracor Inc.	27,822	1,597
IMS Health, Inc.	61,395	1,497
* Celgene Corp.	43,600	1,485
* Tenet Healthcare Corp.	123,614	1,425
* Express Scripts Inc.	16,120	1,406
* Patterson Cos.	27,302	1,364
* Humana Inc.	40,172	1,283
* PacifiCare Health Systems, Inc.	22,329	1,271
* Hospira, Inc.	39,307	1,268
Mylan Laboratories, Inc.	71,296	1,263
* Varian Medical Systems, Inc.	36,022	1,235
* Lincare Holdings, Inc.	26,566	1,175
* Barr Pharmaceuticals Inc.	23,178	1,132
Beckman Coulter, Inc.	16,141	1,073
DENTSPLY International Inc.	19,220	1,046
Bausch & Lomb, Inc.	14,085	1,032
* Triad Hospitals, Inc.	20,380	1,021
* IVAX Corp.	51,010	1,008
Omnicare, Inc.	27,631	980
* Health Net Inc.	29,441	963
* Invitrogen Corp.	12,900	893
* Watson Pharmaceuticals, Inc.	27,610	848
Manor Care, Inc.	22,880	832
* Community Health Systems, Inc.	23,107	807
* Henry Schein, Inc.	21,700	778
Universal Health Services Class B	14,581	764
* Cephalon, Inc.	15,380	720
* WebMD Corp.	78,381	666
* Kinetic Concepts, Inc.	10,900	650
* Millennium Pharmaceuticals, Inc.	77,101	649
* ImClone Systems, Inc.	17,558	606
* Millipore Corp.	13,210	573
* King Pharmaceuticals, Inc.	63,735	530

	48,581

Integrated Oils (0.8%)
Murphy Oil Corp.	21,998	2,172
Amerada Hess Corp.	21,857	2,103

	4,275

Other Energy (9.8%)
Valero Energy Corp.	68,084	4,989
EOG Resources, Inc.	62,900	3,066
XTO Energy, Inc.	87,476	2,873
Kerr-McGee Corp.	36,205	2,836
Williams Cos., Inc.	147,598	2,776
* Nabors Industries, Inc.	39,639	2,344
BJ Services Co.	42,811	2,221
* Weatherford International Ltd.	36,051	2,089
* National-Oilwell Varco Inc.	44,651	2,085
Sunoco, Inc.	19,416	2,010
Noble Corp.	35,509	1,996
GlobalSantaFe Corp.	52,915	1,960
El Paso Corp.	170,452	1,803
Smith International, Inc.	27,821	1,745
Pioneer Natural Resources Co.	38,695	1,653
Peabody Energy Corp.	34,334	1,592
ENSCO International, Inc.	40,076	1,509
Chesapeake Energy Corp.	67,950	1,491
* Newfield Exploration Co.	15,700	1,166
Patterson-UTI Energy, Inc.	42,140	1,054
* Ultra Petroleum Corp.	19,900	1,011
Noble Energy, Inc.	14,811	1,007
Premcor, Inc.	16,525	986
Equitable Resources, Inc.	16,371	940
Rowan Cos., Inc.	28,390	850
Diamond Offshore Drilling, Inc.	17,000	848
* Pride International, Inc.	34,021	845
* Cooper Cameron Corp.	14,601	835
Pogo Producing Co.	16,314	803
* NRG Engergy	21,238	725

	52,108

Materials & Processing (9.0%)
Monsanto Co.	70,123	4,523
Phelps Dodge Corp.	25,304	2,574
Nucor Corp.	42,248	2,432
American Standard Cos., Inc.	48,386	2,249
Georgia Pacific Group	61,548	2,184
Freeport-McMoRan Copper & Gold, Inc. Class B	47,504	1,882
MeadWestvaco Corp.	53,721	1,709
Bunge Ltd.	29,335	1,581
Avery Dennison Corp.	24,882	1,541
United States Steel Corp.	30,199	1,536
Lyondell Chemical Co.	53,827	1,503
Vulcan Materials Co.	25,852	1,469
Sherwin-Williams Co.	31,803	1,399
Precision Castparts Corp.	17,283	1,331
The St. Joe Co.	19,225	1,294
Fluor Corp.	22,246	1,233
Eastman Chemical Co.	20,658	1,219
Ashland, Inc.	17,190	1,160
* Sealed Air Corp.	22,180	1,152
Ball Corp.	27,580	1,144
Sigma-Aldrich Corp.	17,382	1,065
Smurfit-Stone Container Corp.	67,402	1,043
* Energizer Holdings, Inc.	17,265	1,032
* Owens-Illinois, Inc.	39,600	996
Engelhard Corp.	32,434	974
Temple-Inland Inc.	13,330	967
* Pactiv Corp.	39,292	918
Bemis Co., Inc.	26,844	835
* Jacobs Engineering Group Inc.	14,295	742
Sonoco Products Co.	24,760	714
Valspar Corp.	12,899	600
* The Mosaic Co.	34,771	593
Bowater Inc.	14,751	556
* Huntsman Corp.	23,387	545
Lafarge North America Inc.	8,460	494
Packaging Corp. of America	17,002	413
* International Steel Group, Inc.	5,300	209

	47,811

Producer Durables (6.3%)
Rockwell Collins, Inc.	46,818	2,228
D. R. Horton, Inc.	74,164	2,169
Pulte Homes, Inc.	28,796	2,120
Parker Hannifin Corp.	31,685	1,930
Centex Corp.	32,936	1,886
Cooper Industries, Inc. Class A	24,318	1,739
Lennar Corp. Class A	27,982	1,586
W.W. Grainger, Inc.	20,343	1,267
KB HOME	10,479	1,231
* Toll Brothers, Inc.	14,852	1,171
* Waters Corp.	32,021	1,146
Goodrich Corp.	29,920	1,146
American Power Conversion Corp.	43,094	1,125
* American Tower Corp. Class A	60,500	1,103
* Thermo Electron Corp.	42,456	1,074
* NVR, Inc.	1,346	1,057
* LAM Research Corp.	36,190	1,044
Diebold, Inc.	18,973	1,041
Pentair, Inc.	25,400	991
Novellus Systems, Inc.	37,051	990
Pall Corp.	32,806	890
* Teradyne, Inc.	51,392	750
Garmin Ltd.	15,801	732
* Alliant Techsystems, Inc.	9,952	711
Hubbell Inc. Class B	13,636	697
Tektronix, Inc.	23,771	583
Molex, Inc.	22,058	581
Molex, Inc. Class A	16,068	379
Lennar Corp. Class B	4,820	254

	33,621

Technology (11.6%)
Rockwell Automation, Inc.	48,818	2,765
* Network Appliance, Inc.	90,396	2,500
* Computer Sciences Corp.	50,193	2,301
L-3 Communications Holdings, Inc.	29,051	2,063
National Semiconductor Corp.	94,934	1,957
* Altera Corp.	98,672	1,952
* Marvell Technology Group Ltd.	49,438	1,895
Autodesk, Inc.	61,292	1,824
* Flextronics International Ltd.	148,256	1,785
* NCR Corp.	49,426	1,668
* Cognizant Technology Solutions Corp.	35,300	1,631
* Advanced Micro Devices, Inc.	97,333	1,569
Microchip Technology, Inc.	54,701	1,423
* Avaya Inc.	113,905	1,330
Seagate Technology	67,700	1,324
* Comverse Technology, Inc.	52,436	1,322
* Jabil Circuit, Inc.	42,682	1,217
* SanDisk Corp.	43,187	1,201
* Freescale Semiconductor Inc.	69,100	1,171
* Siebel Systems, Inc.	127,933	1,168
Harris Corp.	35,434	1,157
Scientific-Atlanta, Inc.	40,651	1,147
* Cadence Design Systems, Inc.	71,685	1,072
* Citrix Systems, Inc.	44,815	1,068
* Mercury Interactive Corp.	22,440	1,063
Applera Corp.-Applied Biosystems Group	51,945	1,025
* QLogic Corp.	24,600	996
* NVIDIA Corp.	41,775	993
* McAfee Inc.	42,371	956
Symbol Technologies, Inc.	63,741	924
* Solectron Corp.	257,202	892
* BMC Software, Inc.	58,927	884
* Storage Technology Corp.	28,273	871
Amphenol Corp.	23,382	866
* Tellabs, Inc.	116,305	849
* Zebra Technologies Corp. Class A	17,127	813
* BEA Systems, Inc.	101,620	810
* Compuware Corp.	102,651	739
* Synopsys, Inc.	40,245	728
* Sanmina-SCI Corp.	137,878	720
Intersil Corp.	39,808	690
* Ceridian Corp.	39,281	670
* Freescale Semiconductor, Inc.	36,900	637
* Unisys Corp.	89,123	629
* JDS Uniphase Corp.	364,333	608
* NAVTEQ Corp.	13,970	606
* Novell, Inc.	99,100	591
* LSI Logic Corp.	101,773	569
* Ingram Micro, Inc. Class A	32,200	537
* Vishay Intertechnology, Inc.	40,171	499
* Fairchild Semiconductor International, Inc.	31,701	486
* Agere Systems Inc. Class A	325,960	466
* Red Hat, Inc.	41,361	451
* ADC Telecommunications, Inc.	214,250	426
* PMC Sierra Inc.	47,100	414
National Instruments Corp.	14,653	396
* UTStarcom, Inc.	25,602	280
* Agere Systems Inc. Class B	140,200	199
AVX Corp.	16,170	198

	61,991

Utilities (8.2%)
PPL Corp.	50,187	2,710
Edison International	77,723	2,699
* AES Corp.	163,510	2,678
Constellation Energy Group, Inc.	46,672	2,413
Sempra Energy	55,669	2,218
Kinder Morgan, Inc.	26,288	1,990
Cinergy Corp.	47,216	1,913
Xcel Energy, Inc.	106,030	1,822
KeySpan Corp.	42,633	1,661
* Cablevision Systems NY Group Class A	58,395	1,638
NiSource, Inc.	69,909	1,593
MCI Inc.	63,251	1,576
* NTL Inc.	20,915	1,332
Questar Corp.	22,362	1,325
Citizens Communications Co.	88,771	1,149
CenturyTel, Inc.	33,871	1,112
Telephone & Data Systems, Inc.	13,577	1,108
Wisconsin Energy Corp.	30,972	1,100
SCANA Corp.	28,272	1,081
Pepco Holdings, Inc.	49,691	1,043
Pinnacle West Capital Corp.	24,358	1,035
Energy East Corp.	38,878	1,019
* UnitedGlobalCom Inc. Class A	97,489	922
CenterPoint Energy Inc.	72,877	877
TECO Energy, Inc.	54,652	857
DPL Inc.	33,502	838
MDU Resources Group, Inc.	28,258	780
NSTAR	14,063	764
* Nextel Partners, Inc.	30,936	679
Northeast Utilities	33,843	652
Puget Energy, Inc.	26,442	583
* Level 3 Communications, Inc.	116,714	240
* U.S. Cellular Corp.	4,350	198

	43,605

Other (1.8%)
Eaton Corp.	38,293	2,504
Textron, Inc.	32,861	2,452
ITT Industries, Inc.	22,013	1,986
Brunswick Corp.	24,260	1,137
SPX Corp.	19,936	863
Hillenbrand Industries, Inc.	14,759	819

	9,761

TOTAL COMMON STOCKS
(Cost $425,718)	531,659

TEMPORARY CASH INVESTMENTS (1.5%)

Money Market Fund (1.4%)
Vanguard Market Liquidity Fund, 2.748%**	7,644,139	7,644

	Face
	Amount
	($000)

U.S. Agency Obligation (0.1%)
Federal Home Loan Bank†
(1)2.555%, 4/20/2005	$300	300

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $7,944)	7,944

TOTAL INVESTMENTS (101.2%)
(Cost $433,662)	539,603

OTHER ASSETS AND LIABILITIES—NET (-1.2%)	(6,197)

NET ASSETS (100%)	$533,406

*Non-income-producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line-of-credit) would require congressional action.
(1)Security segregated as initial margin for open futures contracts.
REIT-Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2005, the cost of investment securities for tax purposes was $433,662,000. Net unrealized appreciation of investment securities for tax purposes was $105,941,000, consisting of unrealized gains of $126,466,000 on securities that had risen in value since their purchase and $20,525,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 1.3%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2005, the aggregate settlement value of open futures contracts expiring in June 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P MidCap 400 Index	4	$1,323	($28)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	May 17, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.